Income tax expense_Details of income tax expenses (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 KRW (₩)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 KRW (₩)	Dec. 31, 2018 KRW (₩)
Current tax expense
Current tax expense with respect to the current period	₩ 501,223,000,000		₩ 612,680,000,000	₩ 432,645,000,000
Adjustments recognized in the current period in relation to the tax expense of prior periods	4,914,000,000		(65,227,000,000)	5,923,000,000
Sub-total	506,137,000,000		547,453,000,000	438,568,000,000
Deferred tax expense (income)
Change in deferred tax assets (liabilities) due to the temporary differences	(1,702,000,000)		130,816,000,000	314,655,000,000
Income tax expense directly attributable to equity and others	(18,433,000,000)		7,184,000,000	0
Sub-total	(20,135,000,000)		138,000,000,000	314,655,000,000
Income tax expense	₩ 486,002,000,000	$ 447,474	₩ 685,453,000,000	₩ 753,223,000,000